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State Street Corp.
PO Box 5049
Boston, MA 02206


May 3, 2002


VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:        Office of Filings, Information & Consumer Service

Re:      St. Clair Funds, Inc. (the "Company")
         File No. 2-91373/811-4038
         CIK No. 746714

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Company this letter as certification that the Prospectuses for the Class K Shares and Class Y Shares of the Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund; the Prospectus for the Class Y-2 Shares and Class Y-3 Shares of the Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund; the Prospectus for the Class Y Shares of the Munder Institutional Short Term Treasury Fund; the Prospectus for the Liquidity Plus Money Market Fund; the Statement of Additional Information for the Munder Institutional Short Term Treasury Fund and the Statement of Additional Information for the Liquidity Plus Money Market Fund for the above-referenced Company do not differ from those contained in Post-Effective Amendment No. 36 (the "Amendment") to the Company's Registration Statement on Form N-1A. The Amendment was filed electronically on April 30, 2002 (Accession # 0000940180-02-000905).

Any comments or questions with respect to this filing should be directed to me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes
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Francine S. Hayes
Counsel

cc:      S. Shenkenberg
         M. West
         M. Zeven